Net other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Net other operating income and expenses [Abstract]
Summary of Other operating income and expenses
Other operating income and expenses for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Other operating income
Gain on disposal of assets:
Loans at amortized cost	~~W~~	178,158	206,643	249,842
Others:
Gain on hedged items		422,074	753,798	607,993
Reversal of allowance for guarantees and acceptances		4,856	8,471	—
Gain on other trust accounts		2	—	—
Reversal of other allowance		1,790	8,022	1,086
Others		547,573	750,170	747,904

		976,295	1,520,461	1,356,983

	~~W~~	1,154,453	1,727,104	1,606,825

Other operating expense
Loss on disposal of assets:
Loans at amortized cost	~~W~~	(19,723)	(97,821)	(161,910)
Others:
Loss on hedged items		(448,664)	(626,116)	(753,529)
Fund contribution		(470,227)	(526,196)	(559,455)
Provision for payment guarantee liabilities		—	—	(404)
Provision for other debt allowances		(15,516)	(98,344)	(35,164)
Depreciation of operating lease assets		(445,006)	(465,716)	(445,157)
Others (*)		(1,942,047)	(1,979,135)	(1,977,199)

		(3,321,460)	(3,695,507)	(3,770,908)

	~~W~~	(3,341,183)	(3,793,328)	(3,932,818)

Other operating expenses, net	~~W~~	(2,186,730)	(2,066,224)	(2,325,993)

(*)
Includes
~~W~~
293,824 million for vulnerable groups such as self-employed people, small business owners and institutions supporting vulnerable groups, etc. in accordance with the “Banking financial support plan for people’s livelihood” for the year ended December 31, 2023.